Performance Management - VY BrandywineGLOBAL - Bond Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index with investment characteristics similar to those of the Portfolio for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.The Portfolio’s performance prior to August 9, 2019 reflects returns achieved by a different sub-adviser and pursuant to different principal investment strategies. If the Portfolio’s current sub-adviser and strategies had been in place for the prior periods, the performance information shown would have been different.
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index with investment characteristics similar to those of the Portfolio for the same period.
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower.
Bar Chart [Heading]	Calendar Year Total Returns  <br/>(as of December 31 of each year)
Bar Chart Closing [Text Block]	Best quarter:4th Quarter 20238.61%Worst quarter:3rd Quarter 2023-5.58%
Performance Table Heading	Average Annual Total Returns %  <br/>(for the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	The index returns do not reflect deductions for fees, expenses, or taxes.
No Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	8.61%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(5.58%)
Lowest Quarterly Return, Date	Sep. 30, 2023